SCHEDULE OF OTHER INCOME (EXPENSES) (Details) (Parenthetical)							1 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 30, 2023 CNY (¥)
Claiming compensation	$ 414,658	¥ 2,980,724	$ 1,800,000	¥ 13,077,192	$ 836,537	¥ 5,769,760
Compensation payment	414,235	2,980,724					$ 3,100,000	¥ 22,700,000							$ 1,000,000.0	¥ 7,500,000
Other fees	$ 22,574	¥ 162,436
Compensation damages paid value							$ 3,100,000	¥ 22,700,000
Other income									$ 35,801	¥ 257,612
Other income									55,998		$ 375,699
SuzhouLitai Power System CP Limited [Member]
Long term debt												$ 351,142					¥ 2,493,080
Interest rate												8.00%					8.00%
Principal amount												$ 51,142					¥ 2,493,080
Accrued interest												23,561					¥ 167,284
Other income												$ 375,699	¥ 2,660,364
Other Expense [Member]
Compensation damages paid value									$ 436,809	¥ 3,143,160